Other Expenses	12 Months Ended
Dec. 31, 2023
Other Expenses [Abstract]
OTHER EXPENSES

18 — OTHER EXPENSES

For the years ended December 31, 2023,2022 and 2021 other expenses comprise the following:

	January 1 – Dec 31, 2023	January 1 – Dec 31, 2022	January 1 – Dec 31, 2021
Driver fine subsidies	1,315,829	—	—
Lawsuit provision expense(*)	846,218	175,209	35,201
Penalty payments	349,412	103,714	—
Donations and grant	121,496	7,857	91,299
Custom tax provision expense	32,304	78,232	591,982
Tax base increase	—	—	85448
Other	108,384	34,112	78,197
Total	2,773,643	399,124	882,127

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(*)      Lawsuit provision expenses consist of the civil law cases and labour law cases. One of the service providers initiated five enforcement proceedings due to the premature termination of battery replacement contracts and various vehicle rental agreements. All enforcement proceedings were halted as a result of our objections. In order to cancel the objections in three of the halted enforcement proceedings, lawsuits have been filed, and these cases are ongoing. While the legal proceedings remain active, the Group has accounted for the requisite provisions pertaining to these lawsuits within the consolidated financial statements as of December 31, 2023.